Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, Par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Shares authorized	183,300,000	183,300,000	173,300,000
Common stock, Shares issued	42,537,176	41,491,257	39,259,717
Common stock, Shares outstanding	42,537,176	41,491,257	39,259,717
Treasury stock, Common shares	507,722	507,722	244,691